RELATED PARTY TRANSACTIONS (Schedule of Interest with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investment income, interest	$ 287	$ 359	$ 856
OSG Bulk Ships, Inc (OBS) [Member] | Parent Company [Member]
Investment income, interest		$ 1,535	$ 2,477